UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 400 Main Street, Suite 200

         Franklin, TN  37064

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     Beth Peters     Franklin, TN     July 21, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $377,996 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101    18170   561500 SH       Sole    0                   0        0   561500
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     5110    73800 SH       Sole    0                   0        0    73800
ALLSCRIPTS HEALTHCARE SOLUTI   COM              01988P108     4826   275000 SH       Sole    0                   0        0   275000
AMERICAN COMMERCIAL LINES      COM NEW          025195207    14321   237700 SH       Sole    0                   0        0   237700
APPLE COMPUTER INC             COM              037833100    21396   373600 SH       Sole    0                   0        0   373600
ARCH COAL INC                  COM              039380100     7525   177600 SH       Sole    0                   0        0   177600
ARCHER DANIELS MIDLAND CO      COM              039483102    13416   325000 SH       Sole    0                   0        0   325000
BEAR STEARNS COS INC           COM              073902108    13189    94150 SH       Sole    0                   0        0    94150
CB RICHARD ELLIS GROUP INC     CL A             12497T101    13732   551500 SH       Sole    0                   0        0   551500
CHECKFREE CORP NEW             COM              162813109     8376   169000 SH       Sole    0                   0        0   169000
CHILDRENS PL RETAIL STORES I   COM              168905107    25383   422700 SH       Sole    0                   0        0   422700
CIRCUIT CITY STORE INC         COM              172737108    18942   695900 SH       Sole    0                   0        0   695900
CYMER INC                      COM              232572107     7382   158900 SH       Sole    0                   0        0   158900
FINISAR                        COM              31787A101     1308   400000 SH       Sole    0                   0        0   400000
GOOGLE INC                     CL A             38259P508    18283    43600 SH       Sole    0                   0        0    43600
JOY GLOBAL INC                 COM              481165108     4450    85425 SH       Sole    0                   0        0    85425
LAM RESEARCH CORP              COM              512807108    28513   610300 SH       Sole    0                   0        0   610300
MEMC ELECTR MATLS INC          COM              552715104    21308   568200 SH       Sole    0                   0        0   568200
MONEYGRAM INTL INC             COM              60935Y109    10986   323600 SH       Sole    0                   0        0   323600
NUCOR CORP                     COM              670346105    17908   330100 SH       Sole    0                   0        0   330100
NUTRI SYS INC NEW              COM              67069D108    41037   660500 SH       Sole    0                   0        0   660500
POLO RALPH LAUREN CORP         CL A             731572103     8960   163200 SH       Sole    0                   0        0   163200
SELECT COMFORT CORP            COM              81616X103     8007   348600 SH       Sole    0                   0        0   348600
SPSS INC                       COM              78462K102     4683   145700 SH       Sole    0                   0        0   145700
TRAMMELL CROW CO               COM              89288R106    11135   316600 SH       Sole    0                   0        0   316600
U S AIRWAYS GROUP INC          COM              90341W108    10340   204600 SH       Sole    0                   0        0   204600
UNITED STATES STL CORP NEW     COM              912909108    12509   178400 SH       Sole    0                   0        0   178400
ZORAN CORP                     COM              98975F101     6801   279400 SH       Sole    0                   0        0   279400